Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities	Accounts receivables and unbilled revenue are as follows:

	June 30, 2020	December 31, 2019
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$482,349	$535,088
Unbilled services (unbilled revenue)	410,397	422,769
Accounts receivable and unbilled revenue	892,746	957,857
Allowance for credit losses	(9,329)	—
Allowance for doubtful debts	—	(7,380)

Accounts receivable and unbilled revenue, net	$883,417	$950,477

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	June 30, 2020	December 31, 2019	$ Change	% Change

Unbilled services (unbilled revenue)	$410,397	$422,769	$(12,372)	(2.9)%
Unearned revenue (payments on account)	(393,217)	(366,988)	(26,229)	7.1%

Net balance	$17,180	$55,781	$(38,601)	(69.2)%